Schedule of fair value hierarchy of financial assets and liabilities (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Carrying amount	R$ (7,846,000,000)	R$ (7,664,000,000)
Fair value	(7,562,000,000)	(6,697,000,000)
Trade receivables with credit cards [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	155,000,000	99,000,000
Fair value	155,000,000	99,000,000
Swaps of annual rates between currencies [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(11,000,000)	57,000,000
Fair value	(11,000,000)	57,000,000
Interest rate swaps [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	4,000,000	11,000,000
Fair value	4,000,000	11,000,000
Interest Rate Swap 2 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	3,000,000
Fair value	3,000,000
Loans and financing (fair value) [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(341,000,000)	(335,000,000)
Fair value	(341,000,000)	(335,000,000)
Loans and financing (amortized cost) [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(7,656,000,000)	(7,496,000,000)
Fair value	R$ (7,372,000,000)	R$ (6,529,000,000)